Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2011	2012
Cost:
Buildings	11,860	11,860
Leasehold improvements	2,213,221	3,220,481
Furniture, fixtures and equipment	348,713	479,808
Motor vehicles	828	833

	2,574,622	3,712,982
Less: Accumulated depreciation	(663,002)	(1,013,694)

	1,911,620	2,699,288
Construction in progress	184,174	252,221

Property and equipment, net	2,095,794	2,951,509

Depreciation expense was RMB167,490, RMB229,742 and RMB 337,511 for the years ended December 31, 2010, 2011 and 2012, respectively.

In 2010, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,994 associated with this hotel and recognized a gain of RMB406, which is net of reimbursements receivable of RMB4,400, which have been included as a component of other current assets in the consolidated balance sheet as of December 31, 2010 and received in 2011.

In 2011, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB2,411 associated with this hotel and recognized a gain of RMB89, which is net of RMB2,500 cash received.

In 2012, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,042 associated with this hotel, which has been recorded as receivable in other current assets as of December 31, 2012. No gain or loss was recognized.

As of December 31, 2012, the Group has been formally notified by local government authorities that four additional leased hotels of the Group will likely be demolished due to local government zoning requirements. The aggregate carrying amount of property and equipment at the hotels was RMB14,844 as of December 31, 2012. None of the hotels have recorded intangible assets or goodwill. The Group has not recognized any impairment as expected cash flows from the hotels’ operations prior to demolition and expected amounts to be received as a result of the demolition will likely exceed the carrying value of such assets. The Group estimated amounts to be received based on the relevant PRC laws and regulations, terms of the lease agreements, and the prevailing market practice.